Investment Securities (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment Securities (Details) [Abstract]
Other-than-temporary impairments recognized during the period	$ 0	$ 0